1933 Act File No. 333-257356
1940 Act File No. 811-23710

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 22, 2022

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 5	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 7	[X]
(Check appropriate box or boxes)

MILLIMAN VARIABLE INSURANCE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

71 S. Wacker Drive, 31st Floor
Chicago, IL 60606
(Address of Principal Executive Offices) (Zip Code)

(312) 726-0677
(Registrant's Telephone Number, including Area Code)

Ehsan Sheikh
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606
(Name and Address of Agent for Service of Process)

With Copies to:
Alan P. Goldberg	Joel D. Corriero
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 N. Wacker Drive, Suite 1601	2005 Market Street, Suite 2600
Chicago, IL 60606	Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On August 10, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, and incorporates by reference the Parts A and B of Post-Effective Amendment No. 2 (“PEA 2”) and Part C of Post-Effective Amendment No. 4.  This Amendment is being filed for the sole purpose of delaying the effectiveness of PEA 2 until August 10, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago and State of Illinois, on this 22nd day of July, 2022.

                                                       MILLIMAN VARIABLE INSURANCE TRUST

BY: /s/ Adam Schenck
Adam Schenck, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Adam Schenck
Adam Schenck	President and Trustee	July 22, 2022

/s/ Arthur W. Jasion
Arthur W. Jasion	Treasurer and Principal Financial Officer	July 22, 2022

/s/ Eric Berg*
Eric Berg	Trustee	July 22, 2022

/s/ Nicholas Dalmaso*
Nicholas Dalmaso	Trustee	July 22, 2022

/s/ Daniel Ross Hayes*
Daniel Ross Hayes	Trustee	July 22, 2022

/s/ Colleen McKenna Tucker*
Colleen McKenna Tucker	Trustee	July 22, 2022

*By: /s/ Adam Schenck
Adam Schenck		July 22, 2022
Attorney-In-Fact

* Adam Schenck signs this Registration Statement pursuant to the powers of attorney, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed on September 21, 2021.

EXHIBIT INDEX

There are no exhibits to be filed with this Registration Statement.